Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right of use assets:

	2024	2023
	€	€
As of January 1,	231,893	432,965
Additions / (Disposals)	756,748	(3,302)
Depreciation charges	(174,799)	(197,770)
As of December 31,	813,842	231,893

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at December 31, 2024:

	2024	2023
	€	€
Office leases	(861,470)	(238,905)
Total lease liability	(861,470)	(238,905)
Current Portion	(222,427)	(195,341)
Non-current Portion	(639,043)	(43,564)

Schedule of Maturities of Lease Liabilities

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2024:

Years ending December 31,	€
Less than 1 year	354,902
1-5 Years	1,006,729
Total lease payments	1,361,631
Less: imputed interest	500,161
Total lease liabilities	861,470
Current lease liabilities	222,427
Long-term lease liabilities	639,043